Summary of Significant Accounting Policies - Schedule of Interest Income and Others (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Interest Income and Others Recognized [Abstract]
Interests on bank deposits	$ 903	$ 1,830	$ 314
Interests on customers’ overdue	57,191	36,838	47,001
Government subsidies			50,822
Sundry income	5,205	5,259	3,336
Interest income and others	$ 63,299	$ 43,927	$ 101,473